Equity (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2019
Equity (Details) [Line Items]
Common share, share authorized	750,000,000	1,000
Common share, par value (in Dollars per share)	$ 0.01	$ 0.01
Preference shares, share authorized	100,000,000	1,000
Preference shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, share outstanding		1
Common shares, share issued	48,880,441
Common share, share outstanding	48,573,251
Common shares subject to vesting	3,012,500
Bottom of range [Member]
Equity (Details) [Line Items]
Earnout shares are subject to vesting at stock prices (in Dollars per share)	$ 11.5
Top of range [member]
Equity (Details) [Line Items]
Earnout shares are subject to vesting at stock prices (in Dollars per share)	$ 15.25